S000065837 [Member] Expense Example - FlexShares US Quality Low Volatility Index Fund - FlexShares US Quality Low Volatility Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	28
Expense Example, with Redemption, 5 Years	50
Expense Example, with Redemption, 10 Years	$ 114